FAIR VALUE (Details 2) (Recurring basis, USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated Fair Value
Assets:
Total assets	$ 43	$ 39	$ 30
Estimated Fair Value | Cross currency interest rate contract
Assets:
Total assets	29	27	19
Estimated Fair Value | Interest rate contract
Liabilities:
Total liabilities	(19)	(17)	(9)
Estimated Fair Value | Equity mutual funds
Assets:
Total assets	14	12	11
Quoted prices in active markets for identical assets (Level 1)
Assets:
Total assets	14	12	11
Quoted prices in active markets for identical assets (Level 1) | Equity mutual funds
Assets:
Total assets	14	12	11
Significant other observable inputs (Level 2)
Assets:
Total assets	29
Significant other observable inputs (Level 2) | Cross currency interest rate contract
Assets:
Total assets	29
Significant other observable inputs (Level 2) | Interest rate contract
Liabilities:
Total liabilities	(19)	(17)	(9)
Significant unobservable inputs (Level 3)
Assets:
Total assets		27	19
Significant unobservable inputs (Level 3) | Cross currency interest rate contract
Assets:
Total assets		$ 27	$ 19